Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Composition of Income Tax Expense
The composition of income tax expense for the years ended December 31, 2017, 2018 and 2019 is as follows:

	2017		2018		2019
In Mexico:
Current year income tax	Ps.	16,568,274	Ps.	28,572,414	Ps.	26,295,431
Deferred income tax		2,582,287		(2,688,727)		208,658
Foreign:
Current year income tax		13,524,729		19,898,728		20,843,720
Deferred income tax		(7,733,779)		694,664		3,685,724

	Ps.	24,941,511	Ps.	46,477,079	Ps.	51,033,533

Summary of Deferred Tax Related to Items Recognized in OCI

	For the years ended December 31,
	2017		2018		2019
Remeasurement of defined benefit plans	Ps.	3,032,403	Ps.	408,735	Ps.	9,217,320
Effect of financial instruments acquired for hedging purposes		(5,337)
Equity investments at fair value		(266,753)		1,613,667		(378,606)
Other		—		(8,922)		—

Deferred tax benefit (expense) recognized in OCI	Ps.	2,760,313	Ps.	2,013,480	Ps.	8,838,714

Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized

	Year ended December 31,
	2017	2018	2019
Statutory income tax rate in Mexico	30.0%	30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	17.8%	7.3%	3.5%
Derivatives	1.0%	0.4%	(0.1%)
Employee benefits	2.2%	1.3%	1.8%
Other	2.6%	6.3%	1.8%

Effective tax rate on Mexican operations	53.6%	45.3%	37.0%
Use of unrecognized tax credits in Brazil	(0.4%)	—	—
Dividends received from associates Equity	(1.2%)	(0.8%)	(0.4%)
Foreign subsidiaries and other non-deductible items, net	(8.3%)	1.5%	5.5%

Effective tax rate	43.7%	46.0%	42.1%

Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability
An analysis of temporary differences giving rise to the net deferred tax liability is as follows:

	Consolidated statements of financial position		Consolidated statements of comprehensive income
	2018	2019	2017	2018	2019
Provisions	Ps. 20,781,421	Ps. 17,964,305	Ps. 1,579,604	Ps. 1,841,705	Ps. (257,070)
Deferred revenues	6,866,120	5,820,260	(965,010)	3,632,051	(1,077,259)
Tax losses carry forward	27,881,491	26,630,407	(323,506)	(5,833,660)	(9,873)
Property, plant and equipment (1)	(11,756,590)	(11,962,544)	1,974,753	453,493	(461,594)
Inventories	2,106,976	1,787,065	519,046	81,270	(291,531)
Licenses and rights of use (1)	(3,896,788)	(3,399,931)	348,201	961,402	432,403
Employee benefits	33,673,874	41,743,744	1,225,310	1,128,209	(1,019,042)
Other	10,956,823	9,491,550	793,094	(270,407)	(1,210,417)

Net deferred tax assets	Ps. 86,613,327	Ps. 88,074,856

Deferred tax expense in net profit for the year			Ps. 5,151,492	Ps. 1,994,063	Ps. (3,894,383)

(1)	As of December 31, 2018 and 2019 the balance included the effects of hyperinflation.

Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net

Reconciliation of deferred tax assets and liabilities, net:

	2017		2018		2019
Opening balance as of January 1,	Ps.	98,589,818	Ps.	104,573,985	Ps.	86,613,327
Deferred tax benefit		5,151,492		1,994,063		(3,894,384)
Translation effect		(1,687,276)		(8,854,010)		2,047,916
Deferred tax benefit recognized in OCI		2,760,313		2,013,480		8,838,714
Deferred taxes acquired in business combinations		(240,362)		(25,827)		(276,568)
Hyperinflationary effect in Argentina		—		(4,907,151)		(5,254,149)
Effect of adoption of IFRS 9		—		544,628		—
Effect of adoption of IFRS 15		—		(8,725,841)		—

Closing balance as of December 31,	Ps.	104,573,985	Ps.	86,613,327	Ps.	88,074,856

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	116,571,349	Ps.	111,186,768	Ps.	106,167,897
Deferred income tax liabilities		(11,997,364)		(24,573,441)		(18,093,041)

	Ps.	104,573,985	Ps.	86,613,327	Ps.	88,074,856

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets
a) At December 31, 2019, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Balance of available tax loss carryforwards at December 31, 2019	Tax loss carryforward benefit
Brazil	Ps. 52,118,464	Ps.17,720,278
Austria	14,470,465	3,617,616
Mexico	13,980,757	4,194,227
Colombia	2,354,479	776,978
Peru	392,999	115,935
Chile	754,221	203,640
Puerto Rico	4,598	1,733

Total	Ps. 84,075,983	Ps.26,630,407